UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed
Account Series, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.5%
CFS Retail Property Trust	443,502	$ 754,791
Iba Technologies Limited	1,567,000	205,818
Metcash Ltd.	111,100	447,318
Mount Gibson Iron Ltd. (a)	182,900	276,004
Myer Holdings Ltd.	178,300	557,325
Oil Search Limited	77,900	412,088
Sigma Pharmaceuticals Ltd.	682,300	268,097
		2,921,441
Austria — 0.9%
CAT Oil AG	31,300	287,362
Schoeller-Bleckmann Oilfield
Equipment AG	16,700	809,090
		1,096,452
Belgium — 0.8%
Delhaize Group	12,300	908,118
Bermuda — 1.1%
Catlin Group Ltd.	85,000	512,765
Lazard Ltd., Class A	25,920	769,046
		1,281,811
Brazil — 0.5%
Santos Brasil Participacoes SA	61,200	591,540
Canada — 5.1%
Biovail Corp.	29,100	636,999
DiagnoCure, Inc. (a)	510,750	635,923
Dollarama, Inc. (a)	31,300	781,244
Eastern Platinum Ltd. (a)	300,000	303,487
Eldorado Gold Corp.	61,500	999,027
Jaguar Mining, Inc. (a)	76,600	621,226
Lundin Mining Corp. (a)	176,400	686,348
Paramount Resources Ltd. (a)	15,000	314,430
Quadra FNX Mining Ltd. (a)	56,600	685,443
Ultra Petroleum Corp. (a)	5,900	249,983
		5,914,110
Cayman Islands — 1.0%
Ming Fai International Holdings Ltd.	967,800	374,050
Parkson Retail Group Ltd.	279,700	480,835
Polarcus Ltd. (a)	329,500	252,191
		1,107,076
China — 0.9%
Shenzhen Expressway Co., Ltd.	975,100	472,190
WuXi PharmaTech Cayman, Inc. -
ADR (a)	38,500	577,500
		1,049,690

Common Stocks	Shares	Value
Finland — 1.2%
OKO Bank	46,200	$ 573,246
Ramirent Oyj	77,050	829,737
		1,402,983
France — 1.0%
Bonduelle SA	6,100	523,274
Eurofins Scientific SA	8,800	414,891
Scor SE	11,025	241,796
		1,179,961
Germany — 5.0%
Asian Bamboo AG	2,900	119,111
Celesio AG	5,000	116,861
Deutsche Euroshop AG	22,583	693,643
GEA Group AG	38,850	881,777
Gerresheimer AG	22,700	831,810
Paion AG (a)	62,350	170,140
Rheinmetall AG	19,750	1,186,651
Rhoen-Klinikum AG	23,400	533,882
Salzgitter AG	7,100	475,590
Symrise AG	32,200	802,691
		5,812,156
Greece — 0.2%
Alpha Bank AE	26,800	203,651
Hong Kong — 1.9%
City Telecom (HK) Ltd. - ADR	11,400	116,508
Clear Media Ltd. (a)	470,000	288,154
Lu Ning Co., Ltd.	214,700	709,799
NVC Lighting Holdings Ltd. (a)	752,800	301,411
Ports Design Ltd.	232,800	600,524
Techtronic Industries Co.	280,600	232,177
		2,248,573
India — 2.4%
Bank of India	22,000	195,208
Container Corp. of India	18,100	536,542
Federal Bank Ltd.	32,000	239,234
Indian Overseas Bank	98,100	242,699
PTC India Ltd.	101,200	240,474
United Phosphorus Ltd.	152,000	604,416
Vijaya Bank	492,200	770,629
		2,829,202
Ireland — 1.1%
Ryanair Holdings Plc - ADR (a)	36,400	1,090,180
XL Group Plc	12,500	221,625
		1,311,805

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	NOK	Norwegian Kroner
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwan Dollar
INR	Indian Rupee	USD	US Dollar

MANAGED ACCOUNT SERIES

JULY 31, 2010

1

Schedule of Investments(continued)

Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Israel — 0.7%
NICE Systems Ltd. - ADR (a)	29,600	$ 848,632
Italy — 0.9%
DiaSorin SpA	18,700	691,840
Iren SpA	195,200	311,524
		1,003,364
Japan — 4.8%
Asics Corp.	50,250	494,760
CMIC Co., Ltd.	700	206,647
Citizens Holding Co., Ltd.	60,000	359,770
Don Quijote Co., Ltd.	21,900	570,838
Fukuoka Financial Group, Inc.	156,900	652,331
Hisaka Works Ltd.	34,800	377,274
Koito Manufacturing Co., Ltd.	29,800	433,644
Kose Corp.	25,800	598,376
Kureha Chemical Industry Co., Ltd.	164,700	827,469
NGK Insulators Ltd.	24,600	415,020
Osaka Securities Exchange Co., Ltd.	20	99,478
Sekisui Chemical Co., Ltd.	92,100	621,388
		5,656,995
Malaysia — 0.4%
AirAsia Bhd (a)	1,027,650	482,137
Netherlands — 0.2%
TomTom NV (a)	43,000	259,002
Singapore — 2.6%
Avago Technologies Ltd. (a)	37,400	813,824
Cityspring Infrastructure Trust	1,832,000	829,061
Keppel Land Ltd.	215,800	643,107
Wing Tai Holdings Ltd.	324,100	429,979
Yanlord Land Group Ltd.	268,200	367,835
		3,083,806
South Africa — 0.4%
African Bank Investments Ltd.	88,400	405,490
South Korea — 0.9%
Celltrion, Inc.	41,600	676,518
Dongbu Insurance Co., Ltd.	11,700	363,423
		1,039,941
Spain — 0.5%
Laboratorios Farmaceuticos Rovi SA	107,100	593,625
Sweden — 0.3%
Castellum AB	28,500	294,983
Switzerland — 2.9%
Actelion Ltd. (a)	6,300	254,862
Addex Pharmaceuticals Ltd. (a)	9,200	81,693
Aryzta AG	22,100	902,871
Barry Callebaut AG	300	189,533
Clariant AG	18,200	241,310
Foster Wheeler AG (a)	23,250	535,215
Lindt & Spruengli AG	27	660,998
Rieter Holding AG	1,831	563,975
		3,430,457
Taiwan — 1.1%
China Life Insurance Co., Ltd.	514,000	455,664
Lite-On Technology Corp.	667,000	850,917
		1,306,581

Common Stocks	Shares	Value
Thailand — 0.3%
Mermaid Maritime Pcl (a)	885,260	$ 310,270
United Kingdom — 7.9%
Amlin Plc	112,134	747,449
Antofagasta Plc	17,900	277,301
Britvic Plc	102,300	770,690
Cairn Energy Plc (a)	76,700	561,823
Charter International Plc	75,700	857,412
EasyJet Plc (a)	89,350	560,511
GKN Plc (a)	119,800	253,886
Group 4 Securicor Plc	190,100	771,787
Halfords Group Plc	98,250	741,422
Hikma Pharmaceuticals Plc	74,100	832,959
Inchcape Plc (a)	55,760	261,242
Intertek Group Plc	28,200	697,928
Premier Oil Plc (a)	28,900	661,151
Rexam Plc	170,490	826,838
Synergy Health Plc	36,000	377,084
		9,199,483
United States — 45.2%
Abercrombie & Fitch Co., Class A	3,000	110,820
Adtran, Inc.	30,700	969,506
Advanced Energy Industries, Inc. (a)	44,100	776,601
Alpha Natural Resources, Inc. (a)	13,400	513,622
Aqua America, Inc.	21,300	415,137
Arch Capital Group Ltd. (a)	7,400	579,124
Ariba, Inc. (a)	34,700	554,159
Autoliv, Inc.	9,600	551,424
BJ's Restaurants, Inc. (a)	9,750	248,625
BMC Software, Inc. (a)	21,100	750,738
Bank of Hawaii Corp.	15,800	786,998
Bill Barrett Corp. (a)	8,100	286,578
Blackboard, Inc. (a)	21,800	827,746
BorgWarner, Inc. (a)	9,275	406,802
Brocade Communications Systems,
Inc. (a)	146,000	722,700
Brooks Automation, Inc. (a)	64,400	491,372
Brown & Brown, Inc.	24,000	480,480
Cadence Design Systems, Inc. (a)	62,250	433,260
CardioNet, Inc. (a)	24,600	117,342
Celanese Corp., Series A	28,700	806,183
Cliffs Natural Resources, Inc.	3,600	203,652
Commercial Vehicle Group, Inc. (a)	15,000	168,750
ComScore, Inc. (a)	22,450	444,734
Core Laboratories NV	7,200	556,200
Corporate Office Properties Trust	11,600	435,000
Covanta Holding Corp.	33,950	511,626
Cullen/Frost Bankers, Inc.	15,700	866,797
DSP Group, Inc. (a)	92,000	642,160
Delta Air Lines, Inc. (a)	41,000	487,080
Digital Realty Trust, Inc.	12,800	809,216
Drew Industries, Inc. (a)	24,600	519,798
Duoyuan Printing, Inc. (a)	14,400	119,664
Electronic Arts, Inc. (a)	52,200	831,546
Electronics for Imaging, Inc. (a)	46,900	499,485
Essex Property Trust, Inc.	3,500	367,885
FTI Consulting, Inc. (a)	10,250	362,338
Fidelity National Title Group, Inc.,
Class A	10,300	152,131
Foot Locker, Inc.	46,100	626,499
Furiex Pharmaceuticals, Inc. (a)	1	12
Green Dot Corp., Class A (a)	3,900	169,650

2 MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(continued)

Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Guess?, Inc.	24,750	$ 883,575
Home Properties, Inc.	8,300	412,261
IDEX Corp.	28,900	929,713
IPC The Hospitalist Co., Inc. (a)	21,900	563,925
ITC Holdings Corp.	17,700	1,004,298
InterMune, Inc. (a)	24,700	241,072
Intersil Corp., Class A	68,500	778,160
j2 Global Communications, Inc. (a)	35,200	828,256
JDS Uniphase Corp. (a)	53,600	581,560
Kindred Healthcare, Inc. (a)	8,600	114,380
King Pharmaceuticals, Inc. (a)	27,500	240,900
LKQ Corp. (a)	39,100	773,398
Landstar System, Inc.	19,000	770,260
Linear Technology Corp.	8,500	270,980
The Macerich Co.	14,458	599,284
Manpower, Inc.	9,400	451,012
Maxim Integrated Products, Inc.	38,900	681,917
Meadowbrook Insurance Group, Inc.	57,500	526,700
Mentor Graphics Corp. (a)	73,300	705,146
Merit Medical Systems, Inc. (a)	52,300	884,916
Molex, Inc.	35,800	705,618
Nationwide Health Properties, Inc.	7,800	291,876
Nektar Therapeutics (a)	28,900	377,434
Nordson Corp.	9,400	592,670
Northeast Utilities, Inc.	37,000	1,030,080
Nuance Communications, Inc. (a)	55,100	909,701
ON Semiconductor Corp. (a)	45,400	306,450
Oasis Petroleum, Inc. (a)	34,400	591,680
PMC-Sierra, Inc. (a)	90,000	729,000
Packaging Corp. of America	33,600	806,400
PartnerRe Ltd.	4,000	289,480
Patterson-UTI Energy, Inc.	19,200	315,456
People's United Financial, Inc.	20,600	285,104
PetroHawk Energy Corp. (a)	16,600	261,782
Pharmaceutical Product
Development, Inc.	40,700	987,382
Phillips-Van Heusen Corp.	18,100	939,209
Polycom, Inc. (a)	25,850	767,228
Popular, Inc. (a)	95,300	273,511
Progenics Pharmaceuticals, Inc. (a)	18,600	85,560
QLogic Corp. (a)	46,200	735,504
QuinStreet, Inc. (a)	16,300	196,415
RealD Inc. (a)	3,200	54,400
Regis Corp.	28,450	433,293
SM Energy Co.	13,200	546,744
Senior Housing Properties Trust	13,300	299,915
Silgan Holdings, Inc.	19,600	557,032
Steel Dynamics, Inc.	29,800	426,736
Stratasys, Inc. (a)	18,250	414,458
Support.com Inc. (a)	183,750	758,887
Tanger Factory Outlet Centers, Inc.	23,150	1,034,805
Terex Corp. (a)	27,600	544,824
Timken Co.	29,900	1,005,238
Urban Outfitters, Inc. (a)	35,800	1,151,328
W&T Offshore, Inc.	11,300	104,073
The Warnaco Group, Inc. (a)	14,650	611,930
Watsco, Inc.	5,000	278,550
Western Alliance Bancorp (a)	22,600	164,302
Whiting Petroleum Corp. (a)	2,200	193,622
Winnebago Industries, Inc. (a)	30,650	320,293
Zoran Corp. (a)	76,750	660,050
		52,883,173

					Value
Total Long-Term Investments
(Cost - $94,239,753) – 94.7%				$ 110,656,508
			Par
			(000)
Time Deposit — 0.0%
Brown Brothers Harriman & Co.,
	0.23%, 8/02/10		$ 6,055		6,055,483
Total Short-Term Securities
(Cost – $6,055,483) – 5.2%					6,055,483
Total Investments
(Cost – $100,295,236*) – 99.9%					116,711,991
Other Assets Less Liabilities – 0.1%					170,911
Net Assets – 100.0%				$ 116,882,902
*	The cost and unrealized appreciation (depreciation) of investments as of
	July 31, 2010, as computed for federal income tax purposes, were as
	follows:
	Aggregate cost			$ 104,290,585
	Gross unrealized appreciation			$ 13,793,914
	Gross unrealized depreciation				(1,372,508)
	Net unrealized appreciation			$ 12,421,406
(a) Non-income producing security.
•	Investments in companies considered to be an affiliate of the Portfolio
	during the period, for purposes of Section 2(a)(3) of the Investment
	Company Act of 1940, as amended, were as follows:
		Beneficial		Beneficial
		Interest Held		Interest Held
		at April 30,	Net	at July 2010,
	Affiliate	2010	Activity	2010	Income
	BlackRock
	Liquidity
	Series, LLC
	Money Market
	Series	825,000	(825,000)	-	$ 255
•	For Portfolio compliance purposes, the Portfolio's industry classifications
	refer to any one or more of the industry sub-classifications used by one or
	more widely recognized market indexes or rating group indexes, and/or as
	defined by Portfolio management. This definition may not apply for purposes
	of this report, which may combine such industry sub-classifications for
	reporting ease.

MANAGED ACCOUNT SERIES

JULY 31, 2010

3

Schedule of Investments (continued)

Global SmallCap Portfolio

• Foreign currency exchange contracts as of July 31, 2010 were as follows:

					Unrealized
Currency		Currency		Settlement Appreciation
Purchased		Sold	Counterparty	Date	(Depreciation)
GBP	21,177 USD	33,230	State Street Bank & Trust Co.	8/02/10	$ 192
INR	2,620,393 USD	56,468 Brown Brothers Harriman & Co.		8/02/10	(300)
SEK	712,504 USD	98,690	State Street Bank & Trust Co.	8/02/10	1,041
TWD	2,280,000 USD	71,153 Brown Brothers Harriman & Co.		8/02/10	(477)
USD	26,636 EUR	20,440	State Street Bank & Trust Co.	8/02/10	(106)
USD	6,776 GBP	4,318	State Street Bank & Trust Co.	8/02/10	(39)
AUD	138,706 USD	125,487	State Street Bank & Trust Co.	8/03/10	1,588
SEK	543,052 USD	75,219	State Street Bank & Trust Co.	8/03/10	(41)
SGD	10,827 USD	7,962	State Street Bank & Trust Co.	8/03/10	9
USD	53,984 CAD	55,498	State Street Bank & Trust Co.	8/03/10	(529)
USD	221,819 EUR	170,218	State Street Bank & Trust Co.	8/03/10	818
USD	81,966 JPY	7,081,447	State Street Bank & Trust Co.	8/03/10	(724)
CAD	36,946 USD	35,938	State Street Bank & Trust Co.	8/04/10	273
EUR	60,328 USD	78,617	State Street Bank & Trust Co.	8/04/10	(98)
NOK	440 USD	72	State Street Bank & Trust Co.	8/04/10	-
SGD	8,139 USD	5,985	State Street Bank & Trust Co.	8/04/10	(5)
USD	55,606 CAD	57,166	State Street Bank & Trust Co.	8/04/10	(423)
USD	116,700 EUR	89,552	State Street Bank & Trust Co.	8/04/10	146
Total					$ 1,325

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

4 MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(concluded)

Global SmallCap Portfolio

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the
Portfolio's investments and derivatives:

Valuation Inputs	Level 1		Level 2	Level 3	Total
Assets:
Investment in Securities:
Long-term Investments:
Australia	—		$ 2,921,441	—	$2,921,441
Austria	—		1,096,452	—	1,096,452
Belgium	—		908,118	—	908,118
Bermuda	$ 769,046		512,765	—	1,281,811
Brazil	591,540		—	—	591,540
Canada	5,914,110		—	—	5,914,110
Cayman Islands	252,191		854,885	—	1,107,076
China	577,500		472,190	—	1,049,690
Finland	—		1,402,983	—	1,402,983
France	—		1,179,961	—	1,179,961
Germany	863,783		4,948,373	—	5,812,156
Greece	—		203,651	—	203,651
Hong Kong	417,919		1,830,654	—	2,248,573
India	—		2,829,202	—	2,829,202
Ireland	1,311,805		—	—	1,311,805
Israel	848,632		—	—	848,632
Italy	—		1,003,364	—	1,003,364
Japan	—		5,656,995	—	5,656,995
Malaysia	—		482,137	—	482,137
Netherlands	—		259,002	—	259,002
Singapore	813,824		2,269,982	—	3,083,806
South Africa	—		405,490	—	405,490
South Korea	—		1,039,941	—	1,039,941
Spain	—		593,625	—	593,625
Sweden	—		294,983	—	294,983
Switzerland	616,908		2,813,549	—	3,430,457
Taiwan	—		1,306,581	—	1,306,581
Thailand	—		310,270	—	310,270
United Kingdom	—		9,199,483	—	9,199,483
United States	52,883,173		—	—	52,883,173
Short-Term Securities:
Time Deposits	—		6,055,483	—	6,055,483
Total	$ 65,860,431		$ 50,851,560	— $ 116,711,991
Derivative Financial Instruments[1]

Valuation Inputs		Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts		—	$4,067	—	$4,067
Liabilities:
Foreign currency exchange contracts		—	(2,742)	—	(2,742)
Total		—	$1,325	—	$1,325

1 Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES

JULY 31, 2010

5

Schedule of Investments July 31, 2010 (Unaudited)

High Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.2%
Lear Corp. (a)		2,738	$ 214,029
Chemicals — 0.2%
LyondellBasell Industries NV, Class A (a)		3,629	65,322
LyondellBasell Industries NV, Class B (a)		6,160	110,880
			176,202
Construction Materials — 0.0%
Nortek, Inc. (a)		490	20,580
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		172	722
Machinery — 0.1%
Accuride Corp., Restricted Shares (a)		46,695	54,633
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		43,685	119,830
Ainsworth Lumber Co. Ltd. (a)(b)		50,148	137,559
			257,389
Semiconductors & Semiconductor
Equipment — 0.0%
SunPower Corp., Class B (a)		291	3,358
Software — 0.2%
HMH Holdings (FKA EduMedia) (a)		26,653	166,583
Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)		26,789	127,784
Total Common Stocks – 1.2%			1,021,280
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.7%
DynCorp International, Inc.,
10.38%, 7/01/17 (b)	USD	150	155,063
GeoEye, Inc., 9.63%, 10/01/15 (b)		50	52,500
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17 (b)		180	186,525
Spirit Aerosystems, Inc., 7.50%,
10/01/17		200	201,500
			595,588
Airlines — 1.2%
Air Canada (b)(c):
9.25%, 8/01/15		350	353,500
12.00%, 2/01/16		180	172,350
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16		200	209,029

		Par
Corporate Bonds		(000)	Value
Airlines (concluded)
United Air Lines, Inc., 12.75%,
7/15/12	USD	300	$ 330,000
			1,064,879
Auto Components — 1.3%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		130	139,750
11.25%, 11/01/15 (d)		63	67,725
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		18	17,575
The Goodyear Tire & Rubber Co.:
8.63%, 12/01/11		31	32,240
8.75%, 8/15/20		90	97,200
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(e)(f)		135	120,150
8.00%, 1/15/18		625	623,437
			1,098,077
Beverages — 0.1%
Crown European Holdings, 7.13%,
8/15/18	EUR	80	106,337
Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)USD		221	224,941
Building Products — 0.9%
Associated Materials LLC, 9.88%,
11/15/16		240	260,100
Building Materials Corp. of
America, 7.00%, 2/15/20 (b)		140	141,050
Momentive Performance Materials,
Inc., Series WI, 9.75%,
12/01/14		70	70,788
Ply Gem Industries, Inc., 11.75%,
6/15/13		295	313,437
			785,375
Capital Markets — 0.9%
E*Trade Financial Corp., Series A,
3.30%, 8/31/19 (e)(g)		254	359,410
MU Finance Plc, 8.75%,
2/01/17 (b)	GBP	154	233,191
Offshore Group Investments Ltd.,
11.50%, 8/01/15 (b)	USD	170	169,150
			761,751
Chemicals — 3.0%
American Pacific Corp., 9.00%,
2/01/15		180	177,975
CF Industries, Inc.:
6.88%, 5/01/18		185	194,250
7.13%, 5/01/20		235	250,862

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

FKA	Formerly Known As	GBP	British Pound
CAD	Canadian Dollar	USD	US Dollar
EUR	Euro

HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Chemicals (concluded)
Georgia Gulf Corp., 9.00%,
1/15/17 (b)	USD	60	$ 63,225
Hexion U.S. Finance Corp.:
9.75%, 11/15/14		230	229,138
8.88%, 2/01/18		175	168,656
Huntsman International LLC,
8.63%, 3/15/20 (b)		80	78,400
Ineos Finance Plc, 9.00%,
5/15/15 (b)		135	137,700
Innophos, Inc., 8.88%, 8/15/14		80	82,500
Koppers, Inc., 7.88%, 12/01/19		160	165,600
LBI Escrow Corp., 8.00%,
11/01/17 (b)		100	105,125
MacDermid, Inc., 9.50%, 4/15/17 (b)		260	266,500
NOVA Chemicals Corp., 8.63%,
11/01/19		220	228,250
Nalco Co., 8.25%, 5/15/17		210	225,750
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (b)		185	196,694
Solutia, Inc., 8.75%, 11/01/17		75	81,750
			2,652,375
Commercial Banks — 3.3%
CIT Group, Inc.:
7.00%, 5/01/16		1,019	970,131
7.00%, 5/01/17		1,690	1,592,746
Glitnir Banki HF (a)(h):
4.15%, 4/20/10 (b)		65	18,037
6.38%, 9/25/12 (b)		335	92,962
Series EMTN, 5.07%, 1/27/10 EUR		150	54,732
Series EMTN, 3.00%, 6/30/10		130	47,435
Series GMTN, 4.38%, 2/05/10		50	18,244
HBOS Plc, 1.00%, 9/01/16 (f)		60	58,903
			2,853,190
Commercial Services & Supplies — 1.9%
Aramark Corp., 3.97%,
2/01/15 (f)	USD	300	276,000
Corrections Corp. of America,
6.75%, 1/31/14		300	307,500
Mobile Services Group, Inc.,
9.75%, 8/01/14		300	309,000
RSC Equipment Rental, Inc.,
10.00%, 7/15/17 (b)		300	333,000
West Corp., 11.00%, 10/15/16		420	444,150
			1,669,650
Construction Materials — 0.7%
Nortek, Inc., 11.00%, 12/01/13		532	568,099
Consumer Finance — 0.7%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)		200	208,250
Ford Motor Credit Co. LLC, 6.63%,
8/15/17 (c)		450	446,646
			654,896
Containers & Packaging — 5.3%
Ball Corp.:
7.38%, 9/01/19		60	64,800
6.75%, 9/15/20		165	173,250
Berry Plastics Corp.:
8.88%, 9/15/14		305	307,287
8.25%, 11/15/15		45	46,013

2 HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

		Par
Corporate Bonds		(000)	Value
Containers & Packaging (concluded)
Berry Plastics Corp. (concluded):
9.50%, 5/15/18 (b)	USD	255	$239,700
Berry Plastics Holding Corp.,
8.88%, 9/15/14		455	453,862
Beverage Packaging Holdings
Luxembourg II SA, 8.00%,
12/15/16	EUR	215	268,971
Cascades, Inc., 7.75%, 12/15/17	USD	195	202,800
Crown Americas LLC, 7.63%,
5/15/17 (b)		435	461,100
Graphic Packaging International,
Inc., 9.50%, 6/15/17		440	470,800
Greif, Inc., 7.75%, 8/01/19		105	108,150
Impress Holdings BV, 3.65%,
9/15/13 (b)(f)		200	189,500
Owens-Brockway Glass Container, Inc.:
6.75%, 12/01/14	EUR	120	157,942
7.38%, 5/15/16	USD	230	246,675
Pregis Corp., 12.38%, 10/15/13		260	257,075
Rock-Tenn Co., 5.63%, 3/15/13		190	193,800
Sealed Air Corp., 7.88%, 6/15/17 (b)		285	302,796
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	185	245,905
7.75%, 11/15/19		180	241,604
			4,632,030
Diversified Financial Services — 5.9%
FCE Bank Plc:
7.13%, 1/16/12		650	869,327
7.13%, 1/15/13		350	467,506
GMAC, Inc.:
2.74%, 12/01/14 (f)	USD	395	342,308
8.30%, 2/12/15 (b)		520	547,300
8.00%, 3/15/20 (b)		920	948,750
Leucadia National Corp.:
8.13%, 9/15/15		475	494,000
7.13%, 3/15/17		180	179,100
Reynolds Group DL Escrow, Inc.:
7.75%, 10/15/16	EUR	100	133,247
7.75%, 10/15/16 (b)	USD	400	418,000
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	150	199,871
8.50%, 5/15/18	USD	350	359,625
Southern Star Central Corp.,
6.75%, 3/01/16 (b)		180	178,875
			5,137,909
Diversified Telecommunication Services — 3.1%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12		495	482,625
ITC Deltacom, Inc., 10.50%,
4/01/16 (b)		180	177,300
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		170	179,775
8.25%, 4/15/17		160	170,800
8.50%, 4/15/20		130	138,775
Nordic Telephone Co. Holdings
ApS, 8.88%, 5/01/16 (b)		100	105,250
Qwest Communications
International, Inc., 8.00%,
10/01/15 (b)		200	213,000
Qwest Corp., 7.50%, 10/01/14		125	136,563

Schedule of Investments(continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Diversified Telecommunication Services
(concluded)
tw telecom holdings, Inc., 8.00%,
3/01/18	USD	120	$ 124,950
Wind Acquisition Finance SA,
12.00%, 12/01/15 (b)		600	634,500
Windstream Corp., 7.88%,
11/01/17		350	356,125
			2,719,663
Electric Utilities — 0.7%
Elwood Energy LLC, 8.16%,
7/05/26		108	101,692
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		150	156,938
7.25%, 4/01/16 (b)		305	320,250
			578,880
Energy Equipment & Services — 1.9%
Cie Generale de Geophysique-
Veritas, 9.50%, 5/15/16		160	168,600
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17		350	341,250
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b)		635	619,919
Global Geophysical Services, Inc.,
10.50%, 5/01/17 (b)		105	103,950
North American Energy Alliance
LLC, 10.88%, 6/01/16 (b)		215	231,125
Thermon Industries, Inc., 9.50%,
5/01/17 (b)		185	189,625
			1,654,469
Food & Staples Retailing — 0.4%
AmeriQual Group LLC, 9.50%,
4/01/12 (b)		125	117,188
Rite Aid Corp., 9.75%, 6/12/16		180	193,725
			310,913
Food Products — 0.6%
B&G Foods, Inc., 7.63%, 1/15/18		80	82,700
Campofrio Food Group SA, 8.25%,
10/31/16	EUR	69	92,727
Reddy Ice Corp., 11.25%,
3/15/15 (b)	USD	150	156,750
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		140	156,450
TreeHouse Foods, Inc., 7.75%,
3/01/18		60	63,375
			552,002
Health Care Equipment & Supplies — 1.1%
DJO Finance LLC, 10.88%,
11/15/14		765	821,419
Hologic, Inc., 3.45%,
12/15/37 (e)(i)		205	180,656
			1,002,075
Health Care Providers & Services — 1.6%
American Renal Holdings, 8.38%,
5/15/18 (b)		95	96,544
HCA, Inc., 7.25%, 9/15/20		215	227,362
inVentiv Health Inc., 10.00%,
8/15/18 (b)(c)		130	131,950

		Par
Corporate Bonds		(000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (b):
9.00%, 5/01/15	USD	362	$390,960
10.00%, 5/01/18		312	354,510
8.88%, 7/01/19		188	206,800
			1,408,126
Health Care Technology — 0.9%
IMS Health, Inc., 12.50%,
3/01/18 (b)		660	768,900
Hotels, Restaurants & Leisure — 1.4%
Enterprise Inns Plc, 6.50%,
12/06/18	GBP	141	181,916
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(h)	USD	130	325
Little Traverse Bay Bands of
Odawa Indians, 10.25%,
2/15/14 (a)(b)(h)		390	132,600
MGM Resorts International,
10.38%, 5/15/14		385	425,425
Travelport LLC, 9.88%, 9/01/14		80	82,600
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (a)(h)		25	33
Virgin River Casino Corp., 9.00%,
1/15/12 (a)(h)		485	218,250
Waterford Gaming LLC, 8.63%,
9/15/14 (b)		219	138,846
			1,179,995
Household Durables — 3.0%
Ashton Woods USA LLC, 16.55%,
6/30/15 (b)(j)		387	222,755
Beazer Homes USA, Inc.:
6.88%, 7/15/15		125	111,250
8.13%, 6/15/16		45	40,387
12.00%, 10/15/17		485	543,200
9.13%, 6/15/18		570	518,700
DFS Furniture Holdings Plc, 9.75%,
7/15/17 (b)	GBP	69	108,271
Pulte Homes, Inc., 6.38%,
5/15/33	USD	30	23,400
Ryland Group Inc., 6.63%,
5/01/20		280	264,600
Standard Pacific Corp.:
10.75%, 9/15/16		495	532,125
8.38%, 5/15/18		300	291,750
			2,656,438
IT Services — 0.7%
Alliance Data Systems Corp.,
1.75%, 8/01/13 (e)		480	463,800
First Data Corp., 9.88%, 9/24/15		95	75,763
SunGard Data Systems, Inc.,
10.63%, 5/15/15		100	110,750
			650,313
Independent Power Producers &
Energy Traders — 3.2%
The AES Corp., 8.75%, 5/15/13 (b)		84	85,260
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)		525	548,625
Dynegy Holdings, Inc., 8.38%,
5/01/16		180	144,000

HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Independent Power Producers &
Energy Traders (concluded)
Energy Future Holdings Corp.:
10.88%, 11/01/17	USD	105	$73,500
10.00%, 1/15/20 (b)		875	879,375
Infinis Plc, 9.13%, 12/15/14 (b)	GBP	105	170,527
NRG Energy, Inc.:
7.25%, 2/01/14	USD	275	281,875
7.38%, 2/01/16		70	71,400
7.38%, 1/15/17		85	86,062
8.50%, 6/15/19		475	498,750
			2,839,374
Industrial Conglomerates — 1.6%
Sequa Corp. (b):
11.75%, 12/01/15		120	119,850
13.50%, 12/01/15 (d)		1,262	1,255,413
			1,375,263
Insurance — 0.1%
USI Holdings Corp., 4.31%,
11/15/14 (b)(f)		100	84,000
Machinery — 2.4%
Accuride Corp., 7.50%, 2/26/20 (d)(e)		5	11,568
ESCO Corp., 8.63%, 12/15/13 (b)		115	114,137
Navistar International Corp.:
3.00%, 10/15/14 (e)		610	748,775
8.25%, 11/01/21		300	317,250
Oshkosh Corp., 8.25%, 3/01/17		370	386,650
Titan International, Inc.:
8.00%, 1/15/12		430	447,200
5.63%, 1/15/17 (b)(e)		90	113,400
			2,138,980
Marine — 0.6%
Horizon Lines, Inc., 4.25%,
8/15/12 (e)		600	504,000
Media — 10.2%
Affinion Group, Inc.:
10.13%, 10/15/13		665	684,950
CCH II LLC, 13.50%, 11/30/16		458	543,334
CCO Holdings LLC (b):
7.88%, 4/30/18		160	167,600
8.13%, 4/30/20		160	169,200
Catalina Marketing Corp., 10.50%,
10/01/15 (b)(d)		175	185,500
Clear Channel Worldwide Holdings,
Inc., Series B, 9.25%,
12/15/17 (b)		1,153	1,210,650
DISH DBS Corp.:
7.00%, 10/01/13		125	130,000
7.88%, 9/01/19		150	159,375
Gannett Co., Inc.:
8.75%, 11/15/14 (b)		115	123,050
10.00%, 4/01/16		75	82,875
9.38%, 11/15/17 (b)		270	292,950
Gray Television, Inc., 10.50%,
6/29/15 (b)		150	148,500
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		60	50,400
9.50%, 5/15/15		70	66,675

		Par
Corporate Bonds		(000)	Value
Media (concluded)
Intelsat Corp., 9.25%, 6/15/16	USD	240	$ 256,200
Interactive Data Corp., 10.25%,
8/01/18 (b)		345	357,075
Lamar Media Corp., 7.88%,
4/15/18 (b)		45	46,463
Liberty Global, Inc., 4.50%,
11/15/16 (b)(e)		170	215,900
Liberty Media Corp., 3.13%,
3/30/23 (e)		175	191,844
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	250	198,731
8.00%, 4/30/14 (b)		50	39,746
Live Nation Entertainment, Inc.,
8.13%, 5/15/18 (b)	USD	270	256,500
McClatchy Co., 11.50%, 2/15/17 (b)		395	416,725
Nielsen Finance LLC:
10.00%, 8/01/14		145	151,163
11.50%, 5/01/16		95	106,638
16.55%, 8/01/16 (j)		40	39,000
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(b)(e)(h)		196	186,324
Rainbow National Services LLC,
10.38%, 9/01/14 (b)		296	307,840
Seat Pagine Gialle SpA, 10.50%,
1/31/17 (b)	EUR	167	206,745
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)	USD	515	498,262
UPC Germany GmbH (b):
8.13%, 12/01/17		525	536,812
8.13%, 12/01/17	EUR	110	147,289
9.63%, 12/01/19		240	329,958
UPCB Finance Ltd., 7.63%,
1/15/20 (b)		80	105,555
Unitymedia GmbH, 9.63%,
12/01/19		50	68,904
Unitymedia Hessen GmbH & Co.
KG, 8.13%, 12/01/17		50	66,949
Ziggo Bond Co. BV, 8.00%,
5/15/18 (b)		145	192,736
			8,938,418
Metals & Mining — 4.2%
AK Steel Corp., 7.63%, 5/15/20	USD	210	210,787
Aleris International, Inc. (a)(h):
9.00%, 12/15/14		495	198
10.00%, 12/15/16		425	170
Arch Western Finance LLC, 6.75%,
7/01/13		265	266,325
Drummond Co., Inc., 7.38%,
2/15/16		390	390,000
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		60	65,700
10.63%, 9/01/16		340	387,600
Foundation PA Coal Co., 7.25%,
8/01/14		200	204,250
Goldcorp, Inc., 2.00%, 8/01/14 (e)		225	255,656
McJunkin Red Man Corp., 9.50%,
12/15/16 (b)		320	315,200
Murray Energy Corp., 10.25%,
10/15/15 (b)		225	232,875
New World Resources NV:
7.38%, 5/15/15	EUR	50	65,158
7.88%, 5/01/18		71	94,837

4 HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Metals & Mining (concluded)
RathGibson, Inc., 11.25%,
2/15/14 (a)(h)	USD	255	$ 3,188
Ryerson, Inc.:
7.84%, 11/01/14 (f)		180	167,625
12.00%, 11/01/15		85	89,038
Steel Dynamics, Inc., 7.38%,
11/01/12		400	425,500
United States Steel Corp., 7.38%,
4/01/20		175	175,437
Vedanta Resources Plc, 9.50%,
7/18/18 (b)		260	286,000
			3,635,544
Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%,
6/15/19		135	154,158
Multiline Retail — 1.4%
Dollar General Corp.:
10.63%, 7/15/15		9	9,900
11.88%, 7/15/17 (d)		1,056	1,219,680
			1,229,580
Oil, Gas & Consumable Fuels — 9.0%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		30	32,175
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		190	219,450
10.75%, 2/01/18		80	89,200
Berry Petroleum Co., 8.25%,
11/01/16		175	176,313
Bill Barrett Corp., 9.88%, 7/15/16		20	21,850
Chesapeake Energy Corp.:
6.50%, 8/15/17		100	101,750
2.25%, 12/15/38 (e)		350	261,187
Cimarex Energy Co., 7.13%,
5/01/17		420	436,800
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)		145	148,625
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15 (b)		455	460,687
Consol Energy, Inc., 8.25%,
4/01/20 (b)		770	827,750
Crosstex Energy LP, 8.88%,
2/15/18		335	350,075
Denbury Resources, Inc.:
7.50%, 12/15/15		110	113,025
9.75%, 3/01/16		265	291,831
8.25%, 2/15/20		254	271,145
El Paso Corp., 8.25%, 2/15/16		280	304,500
Forest Oil Corp., 8.50%, 2/15/14		80	85,800
Hilcorp Energy I LP, 8.00%,
2/15/20 (b)		170	175,100
Linn Energy LLC, 8.63%,
4/15/20 (b)		320	340,000
Massey Energy Co., 6.88%,
12/15/13		90	89,663
Niska Gas Storage US LLC, 8.88%,
3/15/18 (b)		535	561,750
OPTI Canada, Inc., 9.00%,
12/15/12 (b)		650	661,375
Patriot Coal Corp., 8.25%, 4/30/18		135	132,806
Peabody Energy Corp., 7.38%,
11/01/16		180	196,200

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Penn Virginia Corp., 10.38%,
6/15/16	USD	40	$ 44,000
Penn Virginia Resource Partners
LP, 8.25%, 4/15/18		85	86,275
Petrohawk Energy Corp.:
10.50%, 8/01/14		285	317,775
7.88%, 6/01/15		165	170,775
Range Resources Corp.:
6.38%, 3/15/15		160	162,200
6.75%, 8/01/20 (c)		100	100,375
Swift Energy Co., 7.13%, 6/01/17		290	278,400
Teekay Corp., 8.50%, 1/15/20		240	252,000
Trafigura Beheer BV, 6.38%,
4/08/15	EUR	88	97,476
			7,858,333
Paper & Forest Products — 3.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (b)(d)	USD	405	355,425
Boise Cascade LLC, 7.13%,
10/15/14		90	84,600
Boise Paper Holdings LLC:
9.00%, 11/01/17		125	131,250
8.00%, 4/01/20		100	103,500
Clearwater Paper Corp., 10.63%,
6/15/16		165	182,325
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)		485	526,225
Glatfelter, 7.13%, 5/01/16 (b)		80	79,200
NewPage Corp.:
10.00%, 5/01/12		210	118,650
11.38%, 12/31/14		790	731,737
Norske Skog Canada Ltd., 7.38%,
3/01/14		100	45,500
Verso Paper Holdings LLC:
11.50%, 7/01/14		275	300,438
Series B, 4.22%, 8/01/14 (f)		60	51,675
			2,710,525
Pharmaceuticals — 0.6%
Angiotech Pharmaceuticals, Inc.,
4.29%, 12/01/13 (f)		200	151,750
Elan Finance Plc, 8.88%,
12/01/13		160	162,000
Novasep Holding SAS, 9.63%,
12/15/16 (b)	EUR	216	253,333
			567,083
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%,
10/01/16	USD	75	77,719
Road & Rail — 0.9%
Avis Budget Car Rental LLC, 9.63%,
3/15/18 (b)		175	182,437
Hertz Holdings Netherlands BV,
8.50%, 7/31/15 (b)	EUR	240	326,049
Syncreon Global Ireland Ltd.,
9.50%, 5/01/18 (b)	USD	260	254,800
			763,286

HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Semiconductors & Semiconductor
Equipment — 0.3%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (e)	USD	175	$173,688
7.75%, 8/01/20 (b)(c)		95	95,950
			269,638
Software — 0.0%
BMS Holdings, Inc., 7.89%,
2/15/12 (b)(d)		152	3,040
Specialty Retail — 0.2%
Group 1 Automotive, Inc., 2.25%,
6/15/36 (e)(i)		185	142,681
Tobacco — 0.5%
Vector Group Ltd., 11.00%,
8/15/15		460	477,250
Wireless Telecommunication
Services — 5.0%
Cricket Communications, Inc.:
10.00%, 7/15/15		475	508,250
7.75%, 5/15/16		250	258,750
Crown Castle International Corp.,
7.13%, 11/01/19		150	155,625
Digicel Group Ltd. (b):
9.13%, 1/15/15 (d)		170	171,913
8.25%, 9/01/17		465	475,462
10.50%, 4/15/18		200	214,000
FiberTower Corp. (d):
9.00%, 1/01/16		24	20,446
9.00%, 1/01/16 (b)		78	65,427
iPCS, Inc., 2.59%, 5/01/13 (f)		610	577,975
MetroPCS Wireless, Inc., 9.25%,
11/01/14		760	794,200
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		440	437,800
Series F, 5.95%, 3/15/14		70	67,375
Orascom Telecom Finance SCA,
7.88%, 2/08/14 (b)		100	92,500
Sprint Capital Corp., 6.88%,
11/15/28		605	526,350
			4,366,073
Total Corporate Bonds – 85.2%			74,421,816
Floating Rate Loan Interests (f)
Aerospace & Defense — 0.0%
Pedalgreen Ltd., Loan Facility,
9.57%, 11/30/15 (d)	GBP	1	2,039
Auto Components — 0.3%
Allison Transmission, Inc., Term
Loan, 3.10%, 8/07/14	USD	239	223,455
Automobiles — 0.6%
Ford Motor Co., Tranche B-1 Term
Loan, 3.35%, 12/15/13		543	527,251
Chemicals — 0.1%
PQ Corp., Term Loan (First Lien),
3.57% - 3.73%, 7/30/14		115	105,116

		Par
Floating Rate Loan Interests (f)		(000)	Value
Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., Term
Loan B, 7.75%, 5/27/16	USD	250	$ 251,250
Consumer Finance — 1.0%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16		750	739,454
Chrysler Financial Corp., Term Loan
(Second Lien), 6.85%, 8/02/13		132	131,696
			871,150
Electric Utilities — 0.3%
Conectiv, Term Loan B, 7.00%,
5/26/17		250	252,500
Food & Staples Retailing — 0.6%
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15		548	556,982
Health Care Providers & Services — 0.7%
Harden Healthcare, Term Loan A:
8.50%, 2/22/15		110	107,310
7.75%, 3/02/15		220	215,600
inVentiv Health, Inc., Term Loan B,
6.50%, 7/31/16		300	299,344
			622,254
Hotels, Restaurants & Leisure — 0.6%
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.44%, 3/27/12 (d)		590	549,060
IT Services — 0.6%
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.07% - 3.08%, 9/24/14		60	52,225
Initial Tranche B-2 Term Loan,
3.07% - 3.08%, 9/24/14		145	126,005
Initial Tranche B-3 Term Loan,
3.07% - 3.08%, 9/24/14		424	369,070
			547,300
Independent Power Producers &
Energy Traders — 1.0%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.07%, 4/02/13		168	156,568
Tranche B Term Loan, 4.07%,
4/02/13		7	6,323
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-1 Term Loan,
3.85% - 4.03%, 10/10/14		88	68,204
Initial Tranche B-3 Term Loan,
3.85% - 4.03%, 10/10/14		851	656,746
			887,841
Media — 1.0%
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.60%, 6/12/14		270	246,870
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		550	575,438
			822,308

6 HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Multiline Retail — 0.0%
The Neiman Marcus Group, Inc.,
Term Loan, 2.35% - 2.54%,
4/06/13	USD	34	$ 32,173
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan (Second
Lien), 13.50%, 10/15/17		500	528,333
Specialty Retail — 0.1%
Claire's Stores, Inc., Term Loan B,
3.07% - 3.23%, 5/29/14		74	62,112
Total Floating Rate Loan Interests – 7.8%			6,841,124
		Beneficial
		Interest
Other Interests (k)		(000)
Auto Components — 1.9%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests		—(l)	1,669,250
Lear Corp. Escrow		200	2,500
Lear Corp. Escrow		220	2,750
			1,674,500
Household Durables — 0.4%
Stanley Martin, Class B
Membership Units (m)		1	294,700
Specialty Retail — 0.0%
Buffets, Inc.		90	9
Total Other Interests – 2.3%			1,969,209
Preferred Securities
Preferred Stocks		Shares
Auto Components — 0.0%
Dana Holding Corp., 4.00%		300	33,000
Diversified Financial Services — 1.3%
Ally Financial Inc., 7.00%		982	806,437
Citigroup, Inc., 7.50% (e)		2,900	352,930
			1,159,367
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (e)		4,144	95,312
Real Estate Investment Trusts
(REITs) — 0.1%
MPG Office Trust, Inc., Series A,
7.63% (a)		3,015	36,029
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O (a)		10,000	4,000
Freddie Mac, Series Z (a)		28,405	10,936
			14,936
Total Preferred Securities – 1.5%			1,338,644

Warrants (n)	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)	76	$1
Software — 0.0%
HMH Holdings/EduMedia
(Expires 3/09/17)	4,865	—
Total Warrants – 0.0%		1
Total Long-Term Investments
(Cost – $84,527,723) – 98.0%		85,592,074
Short-Term Securities
SSgA Prime Money Market, 0.19% (o)	2,985,877	2,985,877
Total Short-Term Securities
(Cost – $2,985,877) – 3.4%		2,985,877
Total Investments
(Cost – $87,513,600*) – 101.4%		88,577,951
Liabilities in Excess of Other Assets – (1.4)%		(1,200,668)
Net Assets – 100.0%	$ 87,377,283

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 87,738,877
Gross unrealized appreciation	$ 5,195,475
Gross unrealized depreciation	(4,356,401)
Net unrealized appreciation	$ 839,074

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Bank of America	$ 131,950	$ 1,950
Citigroup Global Markets, Inc.	$ 446,646	$ 3,463
JPMorgan Chase Bank NA	$ 784,000	$ 10,725

(d) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(e) Convertible security.
(f) Variable rate security. Rate shown is as of report date.
(g) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(j) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l) Amount is less than $1,000.

HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments (continued)

High Income Portfolio

(m) The investment is held by a wholly-owned taxable subsidiary of the
Portfolio.
(n) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(o) Represents the current yield as of report date.

• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency	Currency		Counter- Settlement		Unrealized
Purchased		Sold	party	Date	Depreciation
			Citibank
USD 4,999,266 EUR 3,954,000			NA	9/15/10	$ (153,141)
			Deutsche
			Bank
USD	113,174 CAD	119,500	AG	10/20/10	(2,915)
			Citibank
USD	495,356 GBP	324,500	NA	10/20/10	(13,635)
			Deutsche
			Bank
USD	105,313 GBP	69,000	AG	10/20/10	(2,916)
			Royal
			Bank of
			Scotland
USD	65,511 GBP	42,500	Plc	10/20/10	(1,152)
Total					$ (173,759)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stock	$ 641,925 $	212,772	$ 166,583 $ 1,021,280
Corporate Bonds…	—	73,922,186	499,630	74,421,816
Floating Rate
Loan Interests	—	4,984,130	1,856,994	6,841,124
Other Interests	—	—	1,969,209	1,969,209
Preferred
Securities	499,207	839,437	—	1,338,644
Warrants	—	—	1	1
Short-Term
Securities	2,985,877	—	—	2,985,877
Liabilities:
Unfunded Loan
Commitments	—	—	(9,183)	(9,183)
Total	$ 4,127,009 $	79,958,525 $ 4,483,234 $88,568,768
	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency
exchange contracts	—	$(173,759)	—	$ (173,759)

1 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized depreciation on the instrument.

8 HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(concluded)

High Income Portfolio

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Floating Rate		Unfunded Loan
Assets/Liabilities	Common Stocks Corporate Bonds Loan Interests Other Interest Commitments					Warrants	Total
Balance, as of
April 30, 2010	$ 186,572$	518,890 $	2,056,086 $	1,940,529	$ (10,335)	$ 1	$ 4,691,743
Accrued discounts/premiums	—	(63,845)	(32,632)	(101,598)	—	—	(198,075)
Net realized gain (loss)	—	—	89	53,556	—	—	53,645
Net change in unrealized
appreciation/depreciation[2]	(19,989)	44,585	(17,562)	130,278	1,152	—	138,464
Purchases	—	—	64,176	—	—	—	64,176
Sales	—	—	(213,163)	(53,556)	—	—	(266,719)
Transfers in3	—	—	—	—	—	—	—
Transfers out[3]	—	—	—	—	—	—	—
Balance as of July 31, 2010	$ 166,583$	499,630 $	1,856,994 $	1,969,209	$ (9,183)	$ 1	$ 4,483,234

2 The change in the unrealized appreciation/depreciation on the securities still held on July 31, 2010 was $135,531.
3 The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

HIGH INCOME PORTFOLIO OF MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)

Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc. (a)	11,900	$ 799,204
Curtiss-Wright Corp.	27,300	826,917
		1,626,121
Airlines — 0.6%
Delta Air Lines, Inc. (a)	55,700	661,716
Auto Components — 0.4%
BorgWarner, Inc. (a)	10,500	460,530
Automobiles — 0.5%
Thor Industries, Inc.	20,500	570,720
Capital Markets — 0.3%
Jefferies Group, Inc., New Shares	12,000	296,280
Chemicals — 1.9%
Cytec Industries, Inc.	18,000	898,560
FMC Corp.	16,700	1,043,583
Intrepid Potash, Inc. (a)	10,100	244,420
		2,186,563
Commercial Banks — 6.3%
Associated Banc-Corp.	61,100	830,349
BancorpSouth, Inc.	24,800	363,568
Bank of Hawaii Corp.	19,300	961,333
City National Corp.	7,600	430,692
Cullen/Frost Bankers, Inc.	16,100	888,881
FirstMerit Corp.	28,000	551,880
Marshall & Ilsley Corp.	65,900	463,277
Popular, Inc. (a)	57,733	165,694
Regions Financial Corp.	125,100	916,983
TCF Financial Corp.	54,500	863,280
Valley National Bancorp	58,085	842,813
		7,278,750
Communications Equipment — 1.6%
Brocade Communications
Systems, Inc. (a)	148,900	737,055
JDS Uniphase Corp. (a)	52,200	566,370
Tellabs, Inc.	82,500	575,850
		1,879,275
Construction & Engineering — 1.6%
Foster Wheeler AG (a)	11,800	271,636
Jacobs Engineering Group, Inc. (a)	18,300	669,231
URS Corp. (a)	24,000	969,360
		1,910,227
Consumer Finance — 0.8%
Discover Financial Services, Inc.	63,900	975,753
Containers & Packaging — 2.1%
Bemis Co.	19,400	581,224
Owens-Illinois, Inc. (a)	18,300	505,995
Packaging Corp. of America	12,300	295,200
Sonoco Products Co.	30,500	997,350
		2,379,769
Distributors — 0.8%
Genuine Parts Co.	20,900	895,147
Diversified Consumer Services — 0.4%
Regis Corp.	28,200	429,486

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.2%
Qwest Communications
International, Inc.	236,100	$ 1,336,326
Electric Utilities — 2.1%
DPL, Inc.	27,400	693,494
Hawaiian Electric Industries, Inc.	27,600	649,980
Northeast Utilities, Inc.	37,300	1,038,432
		2,381,906
Electrical Equipment — 0.6%
Ametek, Inc.	17,000	752,590
Electronic Equipment, Instruments
& Components — 3.1%
Arrow Electronics, Inc. (a)	34,200	847,818
Avnet, Inc. (a)	44,500	1,119,175
Ingram Micro, Inc., Class A (a)	55,600	919,068
Molex, Inc.	38,700	762,777
		3,648,838
Energy Equipment & Services — 2.5%
Dresser-Rand Group, Inc. (a)	36,600	1,361,886
Patterson-UTI Energy, Inc.	45,100	740,993
Superior Energy Services, Inc. (a)	36,700	836,393
		2,939,272
Food Products — 0.9%
The J.M. Smucker Co.	9,000	552,870
Smithfield Foods, Inc. (a)	35,700	508,725
		1,061,595
Gas Utilities — 2.2%
Nicor, Inc.	13,800	604,302
South Jersey Industries, Inc.	18,600	868,992
UGI Corp.	41,100	1,108,056
		2,581,350
Health Care Equipment & Supplies — 1.0%
Alere Inc. (a)	21,100	593,543
Beckman Coulter, Inc.	9,100	417,053
Kinetic Concepts, Inc. (a)	3,600	127,836
		1,138,432
Health Care Providers & Services — 2.9%
Coventry Health Care, Inc. (a)	88,700	1,758,921
Health Net, Inc. (a)	68,500	1,613,175
		3,372,096
Hotels, Restaurants & Leisure — 0.1%
Burger King Holdings, Inc.	5,500	95,040
Household Durables — 1.7%
Jarden Corp.	25,100	726,645
Lennar Corp., Class A	39,900	589,323
MDC Holdings, Inc.	20,600	599,872
		1,915,840
Household Products — 2.3%
Church & Dwight Co., Inc.	10,300	682,581
Clorox Co.	16,100	1,044,568
Energizer Holdings, Inc. (a)	16,200	996,624
		2,723,773
IT Services — 1.5%
Amdocs Ltd. (a)	28,600	781,638
Convergys Corp. (a)	56,400	629,988

MANAGED ACCOUNT SERIES

JULY 31, 2010

1

Schedule of Investments(continued)

Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
CoreLogic, Inc.	18,900	$ 378,567
		1,790,193
Insurance — 8.3%
American Financial Group, Inc.	23,900	704,333
Arch Capital Group Ltd. (a)	11,200	876,512
Arthur J. Gallagher & Co.	38,600	981,212
Brown & Brown, Inc.	25,600	512,512
Everest Re Group Ltd.	5,700	442,434
Fidelity National Title Group, Inc.,
Class A	29,600	437,192
First American Financial Corp.	25,200	371,700
HCC Insurance Holdings, Inc.	23,400	611,208
The Hanover Insurance Group, Inc.	19,400	850,302
Mercury General Corp.	15,200	655,576
PartnerRe Ltd.	3,300	238,821
ProAssurance Corp. (a)	14,900	886,699
Protective Life Corp.	32,700	735,423
Reinsurance Group of America,
Inc.	3,000	143,940
W.R. Berkley Corp.	41,300	1,115,513
		9,563,377
Internet Software & Services — 1.1%
IAC/InterActiveCorp. (a)	52,400	1,310,000
Leisure Equipment & Products — 1.0%
Mattel, Inc.	53,300	1,127,828
Life Sciences Tools & Services — 2.0%
Affymetrix, Inc. (a)	125,200	612,228
Pharmaceutical Product
Development, Inc.	70,200	1,703,052
		2,315,280
Machinery — 7.8%
AGCO Corp. (a)	33,400	1,160,984
Dover Corp.	26,200	1,256,814
Harsco Corp.	21,300	493,308
IDEX Corp.	24,200	778,514
Joy Global, Inc.	12,300	730,251
Kennametal, Inc.	18,400	503,976
Parker Hannifin Corp.	21,600	1,341,792
SPX Corp.	15,500	923,180
Terex Corp. (a)	33,100	653,394
Timken Co.	35,100	1,180,062
		9,022,275
Media — 1.0%
Harte-Hanks, Inc.	102,100	1,151,688
Metals & Mining — 1.7%
Carpenter Technology Corp.	20,700	723,465
Cliffs Natural Resources, Inc.	21,100	1,193,627
		1,917,092
Multi-Utilities — 4.6%
Alliant Energy Corp.	39,500	1,365,120
MDU Resources Group, Inc.	25,300	499,675
NSTAR	19,600	728,336
OGE Energy Corp.	16,000	634,240
Vectren Corp.	21,300	527,601
Wisconsin Energy Corp.	28,000	1,519,840
		5,274,812

Common Stocks	Shares	Value
Multiline Retail — 0.6%
JCPenney Co., Inc.	27,800	$ 684,714
Oil, Gas & Consumable Fuels — 4.4%
Arch Coal, Inc.	20,000	473,800
Cabot Oil & Gas Corp., Class A	14,100	429,627
Frontier Oil Corp.	24,100	296,189
Oasis Petroleum, Inc. (a)	44,800	770,560
PetroHawk Energy Corp. (a)	29,400	463,638
SM Energy Co.	22,200	919,524
Whiting Petroleum Corp. (a)	19,800	1,742,598
		5,095,936
Personal Products — 0.3%
Alberto-Culver Co.	13,600	398,072
Pharmaceuticals — 2.1%
Forest Laboratories, Inc. (a)	28,000	777,000
King Pharmaceuticals, Inc. (a)	182,700	1,600,452
		2,377,452
Real Estate Investment Trusts (REITs) — 6.3%
AMB Property Corp.	42,400	1,058,304
American Campus Communities, Inc.	22,000	636,900
BioMed Realty Trust, Inc.	40,200	725,208
Camden Property Trust	10,600	482,512
CommonWealth REIT	33,600	871,920
Corporate Office Properties Trust	13,700	513,750
Essex Property Trust, Inc.	6,800	714,748
Federal Realty Investment Trust	10,100	789,719
Highwoods Properties, Inc.	9,900	309,969
The Macerich Co.	27,107	1,123,585
Plum Creek Timber Co., Inc.	3,300	118,404
		7,345,019
Real Estate Management &
Development — 0.4%
Jones Lang LaSalle, Inc.	6,100	472,506
Semiconductors & Semiconductor
Equipment — 2.2%
Intersil Corp., Class A	56,100	637,296
KLA-Tencor Corp.	24,100	763,247
Microchip Technology, Inc. (b)	20,700	630,315
RF Micro Devices, Inc. (a)	135,300	564,201
		2,595,059
Software — 3.5%
CA, Inc.	48,000	938,880
Electronic Arts, Inc. (a)	49,800	793,314
Novell, Inc. (a)	90,800	548,432
Synopsys, Inc. (a)	33,500	731,640
TIBCO Software, Inc. (a)	76,400	1,035,984
		4,048,250
Specialty Retail — 3.8%
Foot Locker, Inc.	75,800	1,030,122
The Gap, Inc.	32,800	594,008
Limited Brands, Inc.	40,500	1,038,420
RadioShack Corp.	27,100	583,734
Urban Outfitters, Inc. (a)	37,000	1,189,920
		4,436,204
Textiles, Apparel & Luxury Goods — 1.6%
Phillips-Van Heusen Corp.	14,700	762,783
VF Corp.	13,800	1,094,754
		1,857,537

2 MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments(concluded)

Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 2.0%
First Niagara Financial Group, Inc.	72,900	$977,589
New York Community Bancorp, Inc. (b)	79,700	1,375,622
		2,353,211
Water Utilities — 1.0%
Aqua America, Inc. (b)	58,700	1,144,063
Total Long-Term Investments
(Cost – $92,811,975) – 96.5%		111,777,963
	Par
Short-Term Securities	(000)
Time Deposits — 2.6%
Brown Brothers Harriman & Co.,
0.23%, 8/02/10	$ 2,990	2,989,716
	Beneficial
	Interest
	(000)
Money Market Fund — 2.1%
BlackRock Liquidity Series, LLC
Money Market Series,
0.34% (c)(d)(e)	2,520	2,520,000
Total Short-Term Securities
(Cost – $5,509,716) – 4.7%		5,509,716
Total Investments
(Cost – $98,321,691*) – 101.2%		117,287,679
Liabilities in Excess of Other Assets – (1.2)%		(1,442,363)
Net Assets – 100.0%	$ 115,845,316

*	The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 99,617,017
	Gross unrealized appreciation	$ 19,803,928
	Gross unrealized depreciation	(2,133,266)
	Net unrealized appreciation	$ 17,670,662

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	April 30,	Net	July 31,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Series, LLC
Money
Market
Series	2,049,458	470,542	2,520,000	$742
(d) Represents the current yield as of report date.

(e) Security was purchased with the cash collateral from loaned securities.

• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stock[1]	$111,777,963	—	— $ 111,777,963
Short-Term Securities:
Money Market
Fund	—	$ 2,989,716	—	2,989,716
Time Deposits	—	2,520,000	—	2,520,000
Total	$111,777,963	$ 5,509,716	—	$ 117,287,679

1See above Schedule of Investments for values in each industry

MANAGED ACCOUNT SERIES

JULY 31, 2010

3

Schedule of Investments July 31, 2010 (Unaudited)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities (000) Value
Asset-Backed Securities — 18.5%
AmeriCredit Automobile Receivables
Trust, Class A2:
Series 2008-1, 4.30%,
6/06/12 (a)	$ 232	$ 234,152
Series 2010-2, 1.22%,
10/08/13	395	395,943
Bayview Financial Acquisition
Trust, Series 2006-C, Class 2A2,
0.56%, 11/28/36 (a)	556	497,926
Capital Auto Receivables Asset
Trust, Series 2007-4, Class A4A,
5.30%, 5/15/14	1,500	1,566,802
Capital One Auto Finance Trust,
Series 2006-B, Class A4, 0.36%,
7/15/13 (a)	636	634,684
Citibank Omni Master Trust (b):
Series 2009-A8, Class A8,
2.44%, 5/16/16 (a)	810	818,072
Series 2009-A13, Class A13,
5.35%, 8/15/18	375	408,596
Countrywide Asset-Backed
Certificates (a):
Series 2004-6, Class 2A4,
0.78%, 11/25/34	125	107,481
Series 2006-13, Class 3AV2,
0.48%, 1/25/37	230	142,897
Series 2006-22, Class 2A2,
0.44%, 5/25/47	1,720	1,506,980
Ford Credit Auto Lease Trust,
Series 2010-A, Class A2, 1.04%,
3/15/13 (b)	2,565	2,569,852
Ford Credit Floorplan Master
Owner Trust, Series 2006-4,
Class A, 0.59%, 6/15/13 (a)	1,300	1,282,931
GSAA Trust (a):
Series 2006-5, Class 2A2,
0.51%, 3/25/36	225	102,498
Series 2006-14, Class A2,
0.50%, 9/25/36	421	180,777
Series 2006-16, Class A2,
0.50%, 10/25/36	430	187,683
Series 2007-6, Class 1A2,
0.55%, 5/25/37	300	161,122
Harley-Davidson Motorcycle Trust,
Series 2009-4, Class A4, 2.40%,
7/15/14	3,000	3,058,251
Merrill Lynch First Franklin
Mortgage Loan Trust, Series
2007-1, Class A2A, 0.45%,
4/25/37 (a)	32	31,472
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A4,
0.57%, 6/25/36 (a)	1,500	552,354

	Par
Asset-Backed Securities (000) Value
Asset-Backed Securities (concluded)
Morgan Stanley Structured Trust,
Series 2007-1, Class A1, 0.41%,
6/25/37 (a)	$ 510	$ 468,116
Nelnet Student Loan Trust, Series
2008-3, Class A4, 2.15%,
11/25/24 (a)	500	518,443
Residential Asset Mortgage
Products, Inc., Series 2007-RS2,
Class A1, 0.45%, 5/25/37 (a)	454	429,836
SLM Student Loan Trust (a):
Series 2008-5, Class A3,
1.80%, 1/25/18	475	489,726
Series 2008-5, Class A4,
2.20%, 7/25/23	1,410	1,482,797
Series 2010-1, Class A,
0.73%, 3/25/25	763	763,198
Series 2010-C, Class A1,
1.85%, 12/15/17 (b)	960	960,000
Santander Drive Auto Receivables Trust:
Series 2010-1, Class A2,
1.36%, 3/15/13	315	315,662
Series 2010-A-A2, 1.37%,
8/15/13 (b)	3,300	3,306,270
Triad Auto Receivables Owner
Trust, Series 2006-A, Class A4,
4.88%, 4/12/13	254	257,195
World Omni Auto Receivables
Trust, Series 2007-BA, Class B,
5.98%, 4/15/15 (b) 775 815,943
Total Asset-Backed Securities – 18.5%		24,247,659
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage
Obligations — 21.6%
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 3A21,
5.97%, 3/25/37 (a)	626	573,601
BCAP LLC Trust,
Series 2009-RR13, Class 21A1,
5.73%, 1/26/37 (a)(b)	1,420	1,405,959
BOAMS 2005-I 2A5, 4.84%,
10/25/35 (a)	945	738,364
Bank of America Mortgage
Securities Inc. (a):
Series 2003-3, Class 2A1,
0.88%, 5/25/18	109	103,419

Portfolio Abbreviation

LIBOR London InterBank Offered Rate

MANAGED ACCOUNT SERIES

JULY 31, 2010

1

Schedule of Investments (continued)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities (000) Value
Collateralized Mortgage Obligations
(continued)
Bank of America Mortgage Securities
Inc. (a)(concluded):
Series 2003-10, Class 1A6,
0.78%, 1/25/34	$ 69	$ 66,138
Series 2005-G, Class 2A4,
4.14%, 8/25/35	560	471,919
Citigroup Mortgage Loan Trust,
Inc., Series 2009-11, Class 6A1,
1.68%, 10/25/35 (a)(b)	300	262,138
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1,
5.00%, 7/25/19	400	401,989
Series 2004-24CB, Class 2A1,
5.00%, 11/25/19	414	418,406
Series 2005-3CB, Class 1A4,
5.25%, 3/25/35	184	175,580
Series 2005-23CB, Class A15,
5.50%, 7/25/35	1,133	973,155
Series 2005-34CB, Class 1A6,
5.50%, 9/25/35	299	282,423
Series 2005-86, Class A8,
5.50%, 2/25/36	708	590,609
Series 2006-19Cb, Class A15,
6.00%, 8/25/36	829	640,060
Series 2006-41CB, Class 1A3,
6.00%, 1/25/37	440	344,668
Series 2007-2CB, Class 1A15,
5.75%, 3/25/37	724	489,677
Series 2008-2R, Class 2A1,
6.00%, 8/25/37	550	388,862
Series 2008-2R, Class 3A1,
6.00%, 8/25/37	776	552,017
Series 2008-2R, Class 4A1,
6.25%, 8/25/37	1,341	1,094,308
Countrywide Home Loan Mortgage Pass-
Through Trust (a):
Series 2006-0A5, Class 2A1,
0.53%, 4/25/46	468	255,329
Series 2007-HY5, Class 3A1,
6.07%, 9/25/37	859	699,183
Credit Suisse Mortgage Capital
Certificates, Series 2006-8,
Class 1A1, 4.50%, 10/25/21	742	673,748
Deutsche Alt-A Securities, Inc.
Alternate Loan Trust,
Series 2005-1, Class 1A1,
0.83%, 2/25/35 (a)	800	604,251
First Horizon Alternative Mortgage
Securities, Series 2005-FA1,
Class 1A4, 5.50%, 3/25/35	283	243,371
GSR Mortgage Loan Trust:
Series 2006-0A1, Class 2A1,
0.52%, 8/25/46 (a)	1,847	1,437,901
Series 2007-4F, Class 1A1,
5.00%, 7/25/37	2,273	1,904,283
IndyMac INDA Mortgage Loan
Trust, Series 2007-AR1,
Class 3A1, 5.80%, 3/25/37 (a)	509	422,649
JPMorgan Mortgage Trust:
Series 2004-S2, Class 5A1,
5.50%, 12/25/19	380	391,790

	Par
Non-Agency Mortgage-Backed Securities (000) Value
Collateralized Mortgage Obligations
(concluded)
JPMorgan Mortgage Trust (concluded) :
Series 2006-A3, Class 3A2,
5.74%, 5/25/36 (a)	$ 1,287	$ 1,056,707
Series 2006-S2, Class 2A2,
5.88%, 7/25/36	50	45,792
Merrill Lynch Mortgage Investors,
Inc., Series 2006-A3, Class 3A1,
5.67%, 5/25/36 (a)	194	129,188
Morgan Stanley Reremic Trust,
Series 2010-R5, Class 5A,
0.57%, 1/26/37 (a)(b)	762	712,315
Residential Accredit Loans, Inc.:
Series 2006-QS6, Class 1A2,
6.00%, 6/25/36	407	233,204
Series 2006-QS8, Class A1,
6.00%, 8/25/36	379	228,940
Series 2006-QS16, Class A7,
6.00%, 11/25/36	338	201,498
Series 2007-QS6, Class A1,
0.66%, 4/25/37 (a)	1,121	498,736
Series 2007-QS6, Class A2,
52.84%, 4/25/37 (a)	130	179,276
Series 2007-QS9, Class A33,
6.50%, 7/25/37	1,337	791,884
Structured Adjustable Rate
Mortgage Loan Trust,
Series 2005-19XS, Class 1A1,
0.65%, 10/25/35 (a)	337	218,965
Structured Asset Securities Corp.,
Series 2005-5, Class 2A4,
5.50%, 4/25/35	2,670	2,406,495
Thornburg Mortgage Securities
Trust, Series 2006-5, Class A1,
0.45%, 10/25/46 (a)	646	630,877
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1,
6.00%, 6/25/37	3,249	2,461,029
Wells Fargo Mortgage-Backed Securities
Trust:
Series 2006-3, Class A9,
5.50%, 3/25/36	649	623,035
Series 2006-AR4, Class 2A4,
5.70%, 4/25/36 (a)	440	387,188
Series 2007-8, Class 2A2,
6.00%, 7/25/37	265	237,795
Series 2007-10, Class 1A21,
6.00%, 7/25/37	718	610,316
28,259,037
Commercial Mortgage-Backed
Securities — 0.4%
Banc of America Commercial
Mortgage, Inc., Series 2006-3,
Class A4, 5.89%, 7/10/44 (a) 545 572,167
Interest Only Collateralized
Mortgage Obligations — 0.2%
Banc of America Alternative Loan
Trust, Series 2005-3,
Class 1CB2, 4.56%, 4/25/35 (a)	2,020	196,555

2 MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments (continued)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities (000) Value
Interest Only Collateralized Mortgage
Obligations (concluded)
Countrywide Alternative Loan
Trust, Series 2005-9CB,
Class 1A4, 4.53%, 5/25/35 (a)	$ 767	$ 73,273
269,828
Total Non-Agency Mortgage-Backed
Securities – 22.2%		29,101,032
U.S. Government Sponsored
Agency Securities
Collateralized Mortgage
Obligations — 7.2%
Fannie Mae Mortgage-Backed
Securities:
Series 2002-70, Class QG,
5.50%, 6/25/31	2,102	2,158,775
Series 2003-9, Class EA,
4.50%, 10/25/17	917	964,198
Series 2010-64, Class AF,
0.83%, 6/25/40 (a)	1,730	1,733,762
Series 2010-64, Class FM,
0.83%, 6/25/40 (a)	1,646	1,649,182
Freddie Mac Mortgage-Backed
Securities:
Series 2411, Class FJ, 0.69%,
12/15/29 (a)	23	23,344
Series 2977, Class AM,
4.50%, 5/15/22	548	566,435
Series 3033, Class HE, 4.50%,
9/15/18	1,195	1,235,093
Series 3222, Class FN, 0.74%,
9/15/36 (a)	1,106	1,106,183
9,436,972
Interest Only Collateralized
Mortgage Obligations — 1.4%
Fannie Mae Mortgage-Backed
Securities, Class 2:
Series 397, 5.00%, 9/25/39	4,302	674,657
Series 404, 4.50%, 5/25/40	965	195,619
Ginnie Mae Mortgage-Backed
Securities (a):
Series 2007-5, Class SA,
7.12%, 2/20/37	2,212	283,127
Series 2007-8, Class SD,
5.96%, 3/20/37	691	67,782
Series 2007-40, Class SG,
6.44%, 7/20/37	1,652	192,369
Series 2007-45, Class QB,
6.15%, 7/20/37	1,451	150,547
Series 2009-106, Class SL,
5.76%, 4/20/36	2,195	261,896
		1,825,997

U.S. Government Sponsored	Par
Agency Securities (000) Value
Mortgage-Backed Securities —
175.0%
Fannie Mae Mortgage-Backed
Securities (c):
4.00%, 8/20/37 - 8/15/40	$ 12,100	$12,587,451
4.50%, 9/15/25 - 8/15/40	44,676	46,820,721
5.00%, 1/01/23 - 8/15/40 (d)	30,950	33,043,736
5.50%, 1/01/33 - 9/15/40	24,986	26,931,668
6.00%, 1/01/15 - 8/15/40 (e)	31,223	33,978,667
6.50%, 9/15/40	6,000	6,561,564
Freddie Mac Mortgage-Backed
Securities (c):
4.50%, 7/01/39 - 8/01/40	7,939	8,296,268
5.00%, 9/01/33 - 8/15/40	22,016	23,497,621
5.50%, 8/15/40	2,800	3,014,813
6.00%, 8/15/40	3,100	3,366,891
Ginnie Mae Mortgage-Backed
Securities (c):
4.50%, 7/15/39 - 8/15/40	5,748	6,067,143
5.00%, 8/15/2040	5,100	5,483,837
5.50%, 5/15/37 - 8/15/40	11,900	12,942,435
6.00%, 8/15/40 - 9/15/40	3,000	3,277,500
6.50%, 9/15/40	3,100	3,408,063
229,278,378
Principal Only Collateralized
Mortgage Obligations — 2.9%
Fannie Mae Mortgage-Backed
Securities, Class 1 :
Series 339, 0.00%, 11/25/39	1,959	1,827,767
Series 396, 0.00%, 6/25/39	2,346	2,001,104
3,828,871
Total U.S. Government Sponsored
Agency Securities – 186.5%		244,370,218
U. S. Treasury Obligations
U.S. Treasury Notes:
3.63%, 8/15/19	2,160	2,302,426
3.50%, 5/15/20 655 687,855
Total U. S. Treasury Obligations – 2.3% 2,990,281
Total Long-Term Investments
(Cost – $298,214,745) – 229.5%		300,709,190
Options Purchased Contracts
Exchange-Traded Put Options —
0.0%
EuroDollar 1-Year Mid-Curve Options,
Strike Price $97.25, Expires
9/10/10	133	331
EuroDollar Future, Strike Price
$98.25, Expires 9/13/10	225	563
		894

MANAGED ACCOUNT SERIES

JULY 31, 2010

3

Schedule of Investments (continued)

U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)

Options Purchased Contracts (f) Value
Over-the-Counter Call Swaptions —
0.5%
Receive a fixed rate of 3.95% and
pay a floating rate based on 3-
month LIBOR, Expires 5/16/11,
Broker Deutsche Bank AG 10 $ 702,401
Over-the-Counter Put Swaptions —
0.1%
Pay a fixed rate of 3.95% and receive
a floating rate based on 3-month
LIBOR, Expires 5/16/11, Broker
Deutsche Bank AG 10 99,142
Total Options Purchased
(Cost – $780,361) – 0.6% 802,437
Total Investments Before TBA Sale
Commitments
(Cost – $298,995,106*) – 230.1%		301,511,627
	Par
TBA Sale Commitments (c) (000)
Fannie Mae Mortgage-Backed
Securities:
4.00%, 8/20/37 - 8/15/40	$ 8,100	(8,403,828)
4.50%, 9/15/25 - 8/15/40	24,800	(25,931,500)
5.00%, 1/01/23 - 8/15/40	22,635	(24,125,422)
5.50%, 1/01/33 - 9/15/40	7,400	(7,973,500)
6.00%, 1/01/15 - 8/15/40	20,000	(21,725,000)
Freddie Mac Mortgage-Backed
Securities, 5.00%, 9/01/33 -
8/15/40	16,200	(17,258,054)
Ginnie Mae Mortgage-Backed
Securities:
5.00%, 8/15/2040	3,800	(4,087,968)
5.50%, 5/15/37 - 8/15/40	7,600	(8,259,064)
6.00%, 8/15/40 - 9/15/40 1,500 (1,641,093)
Total TBA Sale Commitments
(Proceeds – $118,544,860) – (91.1)%		(119,405,429)
Total Investments Net of TBA Sale
Commitments – 139.0%		182,106,198
Liabilities in Excess of Other Assets – (39.0)%		(51,062,929)
Net Assets – 100.0%		$ 131,043,269

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 299,073,982
Gross unrealized appreciation	$ 5,001,890
Net Gross unrealized unrealized appreciation depreciation	$ (2,564,245) 2,437,645

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled
TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
BNP Paribas	$ (230,207) $	(881)
Barclays Capital	$ (7,504,279) $	(61,889)
Citigroup Global Markets	$ 7,854,797 $	60,266
Credit Suisse Securities	$ 14,852,477 $	43,616
Deutsche Bank Securities Inc.	$ 10,991,518 $	(20,693)
Goldman Sachs & Co.	$ 9,033,452 $	101,742
JPMorgan Chase Securities, Inc.	$ 6,389,064 $	55,080
Morgan Stanley & Co. Inc	$ 9,956,019 $	84,915
Nomura Securities
International Inc.	$ (3,515,530) $	(67,616)
UBS Securities	$ 1,415,124 $	38,416

(d) All or a portion of security has been pledged as collateral in connection with swaps.
(e) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f) One contract represents a notional amount of $1 million.
• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.
• Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

	Shares Held		Shares Held
	at April 30,	Net	at July 31,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	---	--- [1]	---	$ 6
[1]Represents net shares purchased/sold.

• Financial futures contracts purchased as of July 31, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
57	2-Year U.S.	September	$ 12,486,436	$ 3,689
	Treasury	2010
	Bond
95	10-Year U.S.	September	$ 11,654,400	107,788
	Treasury	2010
	Bond
Total				$ 111,477

4 MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments (continued)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

• Financial futures contracts sold as of July 31, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Depreciation
213	5-Year U.S.	September	$ 25,279,558	$ (243,833)
	Treasury	2010
	Bond
24	Euro Dollars	September	$ 5,969,332	(6,068)
		2010
10	Euro Dollars	December	$ 2,487,097	(1,778)
		2010
19	Euro Dollars March 2011		$ 4,710,853	(14,922)
19	Euro Dollars	June 2011	$ 4,698,568	(21,745)
19	Euro Dollars	September	$ 4,686,529	(26,659)
		2011
9	Euro Dollars March 2012		$ 2,222,107	(1,906)
10	Euro Dollars	June 2012	$ 2,463,757	(2,368)
Total				$ (319,279)

• Reverse repurchase agreements outstanding as of July 31, 2010 were as follows:

			Interest	Trade	Maturity	Net Closing	Face
		Counterparty	Rate	Date	Date	Amount	Amount
		BNP Paribas	0.25%	7/19/10	8/12/10	$ 6,175,029	$ 6,174,000
•	Interest rate swaps outstanding as of July 31, 2010 were as follows:
						Notional
	Fixed	Floating				Amount	Unrealized Appreciation
	Rate	Rate	Counterparty		Expiration	(000)	(Depreciation)
	2.71% (a)	3-month LIBOR	Citibank NA		October 2010	$ 9,500$	(46,577)
	3.43% (b)	3-month LIBOR	JPMorgan Chase Bank NA		April 2013	$ 16,000	1,046,629
	4.28% (a)	3-month LIBOR	Citibank NA		June 2013	$ 7,000	(643,665)
	3.51% (a)	3-month LIBOR	UBS AG		October 2013	$ 33,100	(2,482,952)
	4.03% (b)	3-month LIBOR	UBS AG		October 2013	$ 26,100	2,373,514
	2.66% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.		December 2013	$ 14,700	710,791
	2.34% (a)	3-month LIBOR	JPMorgan Chase Bank NA		January 2014	$ 14,200	(535,162)
	4.88% (a)	3-month LIBOR	Deutsche Bank AG		November 2017	$ 1,000	(167,444)
	4.89% (b)	3-month LIBOR	Deutsche Bank AG		November 2017	$ 500	84,001
	4.90% (a)	3-month LIBOR	Deutsche Bank AG		November 2017	$ 1,000	(168,616)
	4.40% (b)	3-month LIBOR	Citibank NA		May 2018	$ 1,000	135,490
	4.80% (b)	3-month LIBOR	Deutsche Bank AG		June 2018	$ 7,000	1,153,789
	4.87% (b)	3-month LIBOR	Deutsche Bank AG		June 2018	$ 7,000	1,186,340
	4.58% (a)	3-month LIBOR	Deutsche Bank AG		August 2018	$ 15,800	(2,352,026)
	4.22% (b)	3-month LIBOR	Citibank NA		October 2018	$ 2,200	268,665
	3.86% (a)	3-month LIBOR	Citibank NA		March 2020	$ 3,900	(342,632)
	3.82% (a)	3-month LIBOR	Royal Bank of Scotland Plc		April 2020	$ 4,000	(338,327)
	3.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.		May 2020	$ 7,600	576,859
	2.98% (b)	3-month LIBOR	Deutsche Bank AG		July 2020	$ 15,000	117,801
	3.02% (a)	3-month LIBOR	Deutsche Bank AG		July 2020	$ 20,000	(237,362)
	Total					$ 339,116

(a) Pays fixed interest rate and receives floating rate.
(b) Pays floating interest rate and receives fixed rate.

MANAGED ACCOUNT SERIES

JULY 31, 2010

5

Schedule of Investments (continued)

U.S. Mortgage Portfolio

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Portfolio's investments and derivatives:

Valuation Inputs		Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Long-Term Investments:
Asset-Backed
Securities		---	$ 19,165,446	$ 5,082,213	$ 24,247,659
Non-Agency Mortgage-
Backed Securities		---	26,720,620	2,380,412	29,101,032
U.S. Government
Sponsored Agency
Securities	$ 13,330,126		231,040,092	---	244,370,218
U.S. Treasury
Obligations		---	2,990,281	---	2,990,281
Liabilities:
Investment in Securities:
Long-Term Investments:
TBA Sale
Commitments		---	(119,405,429)	---	(119,405,429)
Total	$ 13,330,126		$ 160,511,010	$ 7,462,625	$ 181,303,761
	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate
contracts	$ 112,371	$ 8,455,422	---	$ 8,567,793
Liabilities:
Interest rate
contracts	(319,279)	(7,314,763)	---	(7,634,042)
Total	$ (206,908)	$ 1,140,659	---	$ 933,751

1Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

6 MANAGED ACCOUNT SERIES

JULY 31, 2010

Schedule of Investments (concluded)

U.S. Mortgage Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Non-Agency
		Mortgage-
	Asset- Backed	Backed
	Securities	Securities	Total
Assets/Liabilities:
Balance, as of April 30, 2010	$ 813,417	$2,957,736	$3,771,153
Accrued discounts/premiums	(1,919)	5,119	3,200
Net realized gain (loss)	---	172,150	172,150
Net change in unrealized
appreciation/depreciation[2]	4,445	(118,614)	(114,169)
Purchases	---	---	---
Sales	---	(1,348,294)	(1,348,294)
Transfers in3	4,266,270	712,315	4,978,585
Transfers out[3]	---	---	---
Balance, as of July 31, 2010	$ 5,082,213	$2,380,412	$7,462,625

2The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $(114,169).
3The Portfolio's policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

MANAGED ACCOUNT SERIES

JULY 31, 2010

7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Managed Account Series

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: October 21, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: October 21, 2010